SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2014	2013

Warrants	6,859,324	-
Convertible notes	-	2,297,487
Total	6,859,324	2,297,487

Total shares issuable upon the exercise of warrants and convertible debt as of December 31, 2013 and 2012, were comprised as follows:

	December 31,
	2013	2012
Warrants	2,812,499	—
Convertible notes	—	643,199

Total	2,812,499	643,199